United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-23730
(Investment Company Act File Number)

Federated Hermes ETF Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-06-30

Date of Reporting Period: Six months ended 2024-12-31

Item 1.	Reports to Stockholders

Federated Hermes Total Return Bond ETF

NYSE Arca | FTRB

Semi-Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes ETF Trust

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Total Return Bond ETF	$19	0.37%

Key Fund Statistics

  Net Assets$224,734,457
  Number of Investments418
  Portfolio Turnover52%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
High Yield Bond Core Fund	2.5%
Collaterized Mortgage Obligations	2.6%
Cash Equivalents	3.0%
Emerging Markets Core Fund	3.0%
Asset-Backed Securities	3.7%
Project and Trade Finance Core Fund	4.6%
Exchange-Traded Funds	9.9%
Mortgage-Backed Securities	21.3%
U.S Treasury Securities	24.4%
Corporate Bonds	24.8%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond ETF

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423L404

Q456265-A (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
December 31, 2024

NYSE Arca | FTRB

Federated Hermes Total Return Bond ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2024 (unaudited)
Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—24.8%
	Basic Industry - Chemicals—0.1%
$ 14,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	$ 14,041
184,000	RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	171,979
	TOTAL	186,020
	Basic Industry - Metals & Mining—0.4%
331,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	287,612
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.625%, 4/1/2030	202,450
291,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	287,764
123,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	80,389
150,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.634%, 4/4/2034	149,333
	TOTAL	1,007,548
	Basic Industry - Paper—0.1%
200,000	Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	201,116
	Capital Goods - Aerospace & Defense—0.7%
35,000	Boeing Co., Sr. Unsecd. Note, 2.800%, 3/1/2027	33,359
508,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	453,706
305,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	201,369
85,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	84,796
100,000	L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	96,053
49,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	48,763
216,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	206,676
257,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	249,379
27,000	Northrop Grumman Corp., Sr. Deb., 7.750%, 2/15/2031	30,594
211,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	209,227
2,500	Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	2,495
	TOTAL	1,616,417
	Capital Goods - Building Materials—0.1%
44,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	42,431
235,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	243,327
	TOTAL	285,758
	Capital Goods - Construction Machinery—0.4%
487,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	479,419
24,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	23,672
110,000	John Deere Capital Corp., Sr. Unsecd. Note, 4.200%, 7/15/2027	109,181
341,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	324,445
	TOTAL	936,717
	Capital Goods - Diversified Manufacturing—0.4%
250,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2032	245,966
200,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	201,350
215,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	211,982
63,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	57,048
29,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	24,905
117,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	118,500
	TOTAL	859,751
	Capital Goods - Environmental—0.1%
225,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	182,255
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—0.4%
$ 208,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$ 207,614
140,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	95,851
558,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	538,085
22,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	22,267
77,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	65,342
	TOTAL	929,159
	Communications - Media & Entertainment—0.3%
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	97,483
102,000	Meta Platforms, Inc., Unsecd. Note, 5.600%, 5/15/2053	101,975
251,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	252,025
117,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	100,017
129,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	94,810
	TOTAL	646,310
	Communications - Telecom Wireless—0.8%
275,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	245,263
103,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	88,921
225,000	American Tower Corp., Sr. Unsecd. Note, 4.050%, 3/15/2032	208,698
297,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	193,497
160,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	159,399
157,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	111,963
456,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	429,090
153,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2031	138,705
2,500	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	2,492
275,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	213,372
	TOTAL	1,791,400
	Communications - Telecom Wirelines—0.6%
301,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	290,165
434,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	377,524
275,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	273,247
83,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	76,324
269,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	246,323
133,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	100,587
	TOTAL	1,364,170
	Consumer Cyclical - Automotive—0.6%
45,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	44,880
20,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.125%, 7/7/2028	20,136
347,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	315,043
398,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	404,992
123,000	General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	113,172
131,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	132,723
255,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	257,176
24,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	23,918
	TOTAL	1,312,040
	Consumer Cyclical - Retailers—0.4%
205,500	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	183,191
324,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	310,851
171,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.600%, 4/20/2030	146,350
126,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	113,447
127,500	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	118,238
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 24,000	Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	$ 23,919
84,500	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	84,450
25,000	WalMart, Inc., Sr. Unsecd. Note, 3.700%, 6/26/2028	24,427
	TOTAL	1,004,873
	Consumer Cyclical - Services—0.1%
25,000	Amazon.com, Inc., Sr. Unsecd. Note, 1.500%, 6/3/2030	21,209
95,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	91,724
107,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	103,483
	TOTAL	216,416
	Consumer Non-Cyclical - Food/Beverage—0.7%
267,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	241,432
90,000	Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	80,643
310,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	277,599
163,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	161,197
200,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	182,918
13,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	10,525
201,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	184,251
200,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	172,796
70,000	Sysco Corp., Sr. Unsecd. Note, 3.150%, 12/14/2051	45,108
50,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	50,492
193,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	195,603
	TOTAL	1,602,564
	Consumer Non-Cyclical - Health Care—0.8%
200,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	176,698
85,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	70,811
60,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	51,873
168,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 1/30/2031	164,076
117,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	112,163
200,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	119,054
45,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	44,579
276,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	285,879
305,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	296,075
85,000	HCA, Inc., 5.250%, 6/15/2026	85,206
134,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	121,699
24,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	24,059
31,000	HCA, Inc., Sr. Unsecd. Note, 5.450%, 4/1/2031	30,938
114,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	108,423
82,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	78,114
	TOTAL	1,769,647
	Consumer Non-Cyclical - Pharmaceuticals—1.1%
146,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	144,255
37,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	35,944
192,500	AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	180,994
282,000	AbbVie, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2054	271,441
35,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	30,947
402,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	333,411
121,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	120,107
150,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	145,292
126,500	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	109,356
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 127,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	$ 123,200
60,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	58,742
106,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	91,498
225,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	181,757
40,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.600%, 9/1/2035	37,749
31,000	Johnson & Johnson, Sr. Unsecd. Note, 3.500%, 1/15/2048	23,286
12,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	11,895
137,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	133,120
157,000	Pfizer, Inc., Sr. Unsecd. Note, 2.625%, 4/1/2030	140,829
133,500	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	111,108
125,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	80,179
	TOTAL	2,365,110
	Consumer Non-Cyclical - Products—0.1%
95,000	Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	93,443
131,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	132,511
	TOTAL	225,954
	Consumer Non-Cyclical - Supermarkets—0.1%
185,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	179,174
	Consumer Non-Cyclical - Tobacco—0.4%
100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	67,987
155,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	158,451
81,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	83,218
116,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	111,597
68,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	58,786
313,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	247,479
88,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	83,790
	TOTAL	811,308
	Energy - Independent—0.3%
270,000	Apache Corp., Sr. Unsecd. Note, 5.100%, 9/1/2040	235,278
30,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.200%, 4/18/2027	30,288
170,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	176,718
58,500	Hess Corp., Sr. Unsecd. Note, 7.300%, 8/15/2031	64,969
121,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	124,757
90,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	95,789
	TOTAL	727,799
	Energy - Integrated—0.2%
42,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	26,701
80,500	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.234%, 11/6/2028	78,812
24,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	23,216
200,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	197,229
127,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	100,677
	TOTAL	426,635
	Energy - Midstream—1.2%
93,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	92,268
140,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	138,054
64,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	61,670
80,000	Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 8/1/2033	64,213
141,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	139,361
149,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	150,914
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 195,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	$ 197,673
88,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.950%, 2/1/2041	90,377
23,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	23,138
100,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.000%, 2/1/2029	99,660
331,500	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	319,604
100,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	86,094
88,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	85,502
53,000	ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	52,043
230,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	238,011
271,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	240,509
243,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	220,648
179,000	Tennessee Gas Pipeline, Sr. Unsecd. Note, 7.000%, 3/15/2027	186,930
62,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 3/15/2029	61,541
80,000	Williams Cos., Inc., Sr. Unsecd. Note, 8.750%, 3/15/2032	94,444
	TOTAL	2,642,654
	Energy - Oil Field Services—0.2%
250,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	240,019
48,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	42,853
36,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	35,742
73,500	Schlumberger Investment S.A., Sr. Unsecd. Note, 2.650%, 6/26/2030	65,501
	TOTAL	384,115
	Energy - Refining—0.1%
198,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	164,321
96,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	92,495
10,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	11,223
	TOTAL	268,039
	Financial Institution - Banking—5.5%
85,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	82,983
300,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	309,294
590,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	497,825
402,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	345,555
467,500	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	468,011
44,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	37,018
55,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.650%, 1/28/2031	45,462
124,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	121,748
4,500	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	4,519
77,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	69,446
605,000	Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	581,505
211,500	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	208,635
127,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	126,378
323,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	282,571
232,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	234,600
70,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	69,043
307,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	310,420
26,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	24,714
1,026,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	874,280
245,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	239,546
178,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	171,199
136,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	135,607
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 231,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.023%, 5/17/2033	$ 222,015
435,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	360,559
28,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	24,203
110,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.260%, 2/22/2048	91,077
701,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	696,549
390,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.500%, 10/15/2040	388,051
210,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	218,570
274,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	280,879
124,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	132,920
327,000	Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	313,440
112,000	Morgan Stanley, Sr. Unsecd. Note, 5.297%, 4/20/2037	108,816
641,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	637,419
204,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	203,165
196,000	Northern Trust Corp., Sub. Note, 3.950%, 10/30/2025	194,813
562,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	571,810
250,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	253,458
194,000	State Street Corp., Sub., 2.200%, 3/3/2031	164,981
250,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	250,446
164,000	Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	163,607
182,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	183,393
160,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	162,896
105,000	US Bancorp, 4.967%, 7/22/2033	100,575
223,000	US Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	224,842
1,034,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	973,850
167,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	161,283
	TOTAL	12,323,976
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
50,500	Charles Schwab Corp., Sr. Unsecd. Note, 3.250%, 5/22/2029	47,320
287,500	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	296,288
12,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	11,647
	TOTAL	355,255
	Financial Institution - Finance Companies—0.4%
346,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	320,382
123,000	Air Lease Corp., Sr. Unsecd. Note, 3.125%, 12/1/2030	109,005
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	221,842
180,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	177,927
	TOTAL	829,156
	Financial Institution - Insurance - Health—0.4%
36,000	Anthem, Inc., Sr. Unsecd. Note, 2.250%, 5/15/2030	31,274
233,000	Centene Corp., 2.500%, 3/1/2031	192,716
350,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.150%, 6/15/2029	351,911
277,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	275,374
	TOTAL	851,275
	Financial Institution - Insurance - Life—0.8%
248,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	252,619
30,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	32,799
183,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 3.375%, 4/15/2050	122,164
188,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	191,632
151,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	201,485
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 25,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	$ 31,854
88,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	58,880
142,000	Pacific Life Corp., Bond, 144A, 6.600%, 9/15/2033	152,080
100,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	100,117
433,500	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	373,621
149,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	130,190
130,000	Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	116,069
	TOTAL	1,763,510
	Financial Institution - Insurance - P&C—0.7%
38,000	American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	33,739
168,500	American International Group, Sr. Unsecd. Note, 5.125%, 3/27/2033	166,407
123,000	Aon Corp., Sr. Unsecd. Note, 2.800%, 5/15/2030	109,598
93,000	Aon North America, Inc., 5.750%, 3/1/2054	90,684
200,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	197,513
450,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 4.650%, 8/15/2029	448,400
379,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	382,361
115,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	122,311
50,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	49,382
	TOTAL	1,600,395
	Financial Institution - REIT - Apartment—0.4%
158,500	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	153,755
353,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	342,655
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	301,239
144,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	117,267
90,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 7/1/2027	87,205
	TOTAL	1,002,121
	Financial Institution - REIT - Healthcare—0.2%
205,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	167,598
149,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	147,398
161,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	140,525
	TOTAL	455,521
	Financial Institution - REIT - Office—0.2%
190,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	186,912
67,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	65,020
125,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	109,921
	TOTAL	361,853
	Financial Institution - REIT - Other—0.3%
165,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	161,514
105,000	ProLogis LP, Sr. Unsecd. Note, 5.250%, 6/15/2053	98,031
240,000	WP Carey, Inc., Sr. Unsecd. Note, 4.250%, 10/1/2026	237,287
220,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	218,282
	TOTAL	715,114
	Financial Institution - REIT - Retail—0.1%
72,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	69,642
120,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	117,064
130,000	Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	126,931
	TOTAL	313,637
	Gaming—0.0%
46,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	44,473
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—2.0%
$ 70,500		Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	$ 46,055
567,000		Apple, Inc., 1.650%, 5/11/2030	487,415
16,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	11,006
25,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	24,046
100,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	99,255
80,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	78,751
179,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	171,279
250,000		Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	251,619
241,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	231,135
137,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	138,000
30,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	21,793
250,000		Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	246,956
43,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	43,551
212,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	180,143
114,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	97,500
29,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	28,350
111,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	111,151
100,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	96,117
185,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	181,016
59,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	57,364
100,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	99,795
37,000		Microsoft Corp., Sr. Unsecd. Note, 1.350%, 9/15/2030	31,347
267,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	176,389
106,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	95,687
34,000		Oracle Corp., Sr. Unsecd. Note, 3.250%, 5/15/2030	31,119
213,000		Oracle Corp., Sr. Unsecd. Note, 4.000%, 11/15/2047	162,340
196,000		Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	190,831
325,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	277,034
160,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	166,142
253,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	216,911
301,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	291,542
107,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	98,856
139,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	115,307
		TOTAL	4,555,802
		Transportation - Railroads—0.2%
130,500		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.450%, 3/15/2043	113,453
51,000	[1]	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	47,995
202,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	201,594
217,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	192,642
		TOTAL	555,684
		Transportation - Services—0.5%
100,500		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	99,820
300,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	307,198
268,500		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	272,511
190,000		Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	188,325
135,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	138,132
148,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	146,245
		TOTAL	1,152,231
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utility - Electric—2.0%
$ 115,500	AEP Texas, Inc., Sr. Unsecd. Note, Series I, 2.100%, 7/1/2030	$ 98,954
139,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	125,754
201,500	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	203,556
200,000	Commonwealth Edison Co., 3.650%, 6/15/2046	149,357
95,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	79,699
340,500	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	347,926
27,000	Constellation Energy Group, Inc., Bond, 7.600%, 4/1/2032	30,404
52,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	47,831
325,000	Duke Energy Corp., Sr. Unsecd. Note, 4.500%, 8/15/2032	309,603
314,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	274,024
33,000	Duke Energy Indiana, LLC, Sr. Deb., 6.120%, 10/15/2035	34,723
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	288,300
300,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	293,831
207,500	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	157,726
40,000	FirstEnergy, Corp., Sr. Unsecd. Note, Series B, 3.900%, 7/15/2027	38,952
40,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 4.150%, 12/15/2032	37,321
231,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	227,312
411,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	355,351
317,000	NiSource, Inc., Sr. Unsecd. Note, 1.700%, 2/15/2031	259,203
89,000	Ohio Power Co., Sr. Unsecd. Note, Series Q, 1.625%, 1/15/2031	72,427
200,000	Peco Energy Co., 2.800%, 6/15/2050	124,648
127,500	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	107,537
355,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	324,074
348,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 2.400%, 3/30/2032	290,519
117,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	105,523
	TOTAL	4,384,555
	Utility - Natural Gas—0.0%
100,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	101,953
	Utility - Natural Gas Distributor—0.2%
200,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	197,067
335,000	Southern Co. Gas Capital, Sr. Unsecd. Note, Series 20-A, 1.750%, 1/15/2031	275,868
	TOTAL	472,935
	TOTAL CORPORATE BONDS (IDENTIFIED COST $56,782,914)	55,782,395
	U.S. TREASURIES—24.4%
	U.S. Treasury Bonds—4.3%
5,660,800	United States Treasury Bond, 4.250%, 8/15/2054	5,179,238
1,550,000	United States Treasury Bond, 4.500%, 11/15/2054	1,480,255
2,950,000	United States Treasury Bond, 4.625%, 5/15/2054	2,870,962
	TOTAL	9,530,455
	U.S. Treasury Inflation-Protected Notes—1.1%
2,507,925	U.S. Treasury Inflation-Protected Notes, 1.625%, 10/15/2029	2,466,498
	U.S. Treasury Notes—19.0%
300	United States Treasury Note, 0.750%, 8/31/2026	283
400	United States Treasury Note, 0.875%, 9/30/2026	377
117,800	United States Treasury Note, 1.250%, 11/30/2026	111,370
95,500	United States Treasury Note, 1.250%, 12/31/2026	90,068
1,250,000	United States Treasury Note, 3.375%, 9/15/2027	1,221,882
1,400,000	United States Treasury Note, 3.500%, 9/30/2029	1,347,566
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$7,200,000		United States Treasury Note, 3.625%, 8/31/2029	$ 6,973,764
288,000		United States Treasury Note, 3.625%, 9/30/2031	273,801
2,477,000		United States Treasury Note, 3.750%, 8/31/2026	2,457,896
7,449,500		United States Treasury Note, 3.750%, 8/15/2027	7,355,634
5,116,000	[2]	United States Treasury Note, 3.750%, 8/31/2031	4,903,724
6,100,000		United States Treasury Note, 3.875%, 10/15/2027	6,037,646
666,000		United States Treasury Note, 4.000%, 2/29/2028	660,119
400,000		United States Treasury Note, 4.000%, 7/31/2029	393,823
500,000		United States Treasury Note, 4.125%, 10/31/2026	498,945
1,252,000		United States Treasury Note, 4.125%, 2/15/2027	1,248,734
1,400,000		United States Treasury Note, 4.125%, 11/15/2027	1,394,179
1,350,000		United States Treasury Note, 4.125%, 10/31/2029	1,334,913
397,000		United States Treasury Note, 4.125%, 7/31/2031	389,239
500,000		United States Treasury Note, 4.125%, 11/30/2031	489,469
596,000		United States Treasury Note, 4.250%, 6/30/2029	592,954
400		United States Treasury Note, 4.250%, 6/30/2031	395
1,550,000		United States Treasury Note, 4.250%, 11/15/2034	1,510,524
3,000		United States Treasury Note, 4.500%, 3/31/2026	3,008
1,950,000		United States Treasury Note, 4.500%, 4/15/2027	1,959,946
4,300		United States Treasury Note, 4.625%, 2/28/2026	4,318
550,000		United States Treasury Note, 4.625%, 6/15/2027	554,727
900,000		United States Treasury Note, 4.625%, 4/30/2029	908,878
		TOTAL	42,718,182
		TOTAL U.S. TREASURIES (IDENTIFIED COST $56,381,650)	54,715,135
		MORTGAGE-BACKED SECURITIES—9.3%
		Federal Home Loan Mortgage Corporation—4.8%
2,188,076		Federal Home Loan Mortgage Corp., Pool QE8034, 3.000%, 8/1/2052	1,857,915
4,437,909		Federal Home Loan Mortgage Corp., Pool SD8193, 2.000%, 2/1/2052	3,453,046
2,669,855		Federal Home Loan Mortgage Corp., Pool SD8213, 3.000%, 5/1/2052	2,266,998
2,694,641		Federal Home Loan Mortgage Corp., Pool SD8242, 3.000%, 9/1/2052	2,288,043
1,013,929		Federal Home Loan Mortgage Corp., Pool SD8338, 4.000%, 6/1/2053	926,178
		TOTAL	10,792,180
		Federal National Mortgage Association—4.5%
2,289,169		Federal National Mortgage Association, Pool BU8723, 3.500%, 6/1/2052	2,025,095
1,878,094		Federal National Mortgage Association, Pool FS4947, 4.000%, 1/1/2053	1,717,315
3,130,027		Federal National Mortgage Association, Pool FS6599, 3.500%, 9/1/2052	2,768,953
1,715,552		Federal National Mortgage Association, Pool FS6809, 5.500%, 2/1/2054	1,694,110
1,042,146		Federal National Mortgage Association, Pool FS8360, 3.500%, 9/1/2052	921,478
976,209		Federal National Mortgage Association, Pool MA4731, 3.500%, 9/1/2052	862,985
		TOTAL	9,989,936
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $21,342,195)	20,782,116
		ASSET-BACKED SECURITIES—3.4%
		Auto Receivables—1.5%
190,000		BMW Vehicle Lease Trust 2024-1, Class A3, 5.200%, 3/25/2027	191,193
100,000		Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	100,484
91,843		Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	92,535
750,000		Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	757,304
1,000,000		SBNA Auto Lease Trust 2024-C, Class A3, 4.560%, 2/22/2028	1,000,400
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$1,000,000		Toyota Lease Owner Trust 2024-B, Class A3, 4.210%, 9/20/2027	$ 993,893
200,000		World OMNI Select Auto Trust 2024-A, Class A3, 4.860%, 3/15/2029	201,008
		TOTAL	3,336,817
		Credit Card—0.3%
500,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	507,397
175,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	176,562
		TOTAL	683,959
		Equipment Lease—1.6%
1,000,000		DLLAD LLC 2024-1A, Class A3, 5.300%, 7/20/2029	1,013,043
1,000,000		John Deere Owner Trust 2024-B, Class A3, 5.200%, 3/15/2029	1,012,864
1,000,000		John Deere Owner Trust 2024-C, Class A3, 4.060%, 6/15/2029	990,292
650,000		Volvo Financial Equipment LLC 2024-1A, Class A3, 4.290%, 10/16/2028	645,243
		TOTAL	3,661,442
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,655,625)	7,682,218
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.4%
		Federal Home Loan Mortgage Corporation—1.4%
1,380,492	[1]	FHLMC REMIC, Series 5396, Class FG, 6.330% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	1,379,769
1,660,371	[1]	FHLMC REMIC, Series 5402, Class FB, 6.430% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	1,658,887
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,030,544)	3,038,656
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.0%
		Commercial Mortgage—1.0%
1,000,000		Bank 2024-BNK48 A4, Class A4, 4.775%, 8/15/2034	962,823
500,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.990% (CME Term SOFR 1 Month +1.593%), 11/15/2039	500,469
850,000	[1]	ORL Trust 2024-GLKS, Class B, 6.392% (CME Term SOFR 1 Month +1.892%), 12/15/2039	849,999
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,356,576)	2,313,291
		FOREIGN GOVERNMENTS/AGENCIES—0.2%
		Sovereign—0.2%
AUD 750,000		Australia, Government of, Sr. Unsecd. Note, Series 154, 2.750%, 11/21/2029	439,790
BRL 1,000,000		Letra Tesouro Nacional, Sr. Unsecd. Note, Series LTN, 0.000%, 7/1/2027	112,194
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $653,529)	551,984
		PURCHASED CALL OPTIONS—0.0%
1,500,000		UBS AUD CALL/USD PUT (CALL-Option), Notional Amount $45,480,000, Exercise Price $0.6725, Expiration Date 1/21/2025	4
1,500,000		UBS AUD CALL/USD PUT (CALL-Option), Notional Amount $45,480,000, Exercise Price $0.6725, Expiration Date 1/21/2025	5
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $22,155)	9
		PURCHASED PUT OPTIONS—0.0%
1,250,000		Bank of America USD PUT/BRL CALL (PUT-Option), Notional Amount $54,937,500, Exercise Price $6, Expiration Date 3/13/2025	13,473
1,000,000		Morgan Stanley USD PUT/ZAR CALL (PUT-Option), Notional Amount $125,720,000, Exercise Price $17.5, Expiration Date 1/9/2025	1
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $40,235)	13,474
		EXCHANGE-TRADED FUNDS—9.9%
183,570		iShares MBS ETF	16,829,698
117,220		Vanguard Mortgage-Backed Securities ETF	5,314,755
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $22,364,885)	22,144,453
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANIES—25.7%
157,140	Bank Loan Core Fund	$ 1,365,548
766,586	Emerging Markets Core Fund	6,653,969
4,688,024	Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[3]	4,688,024
995,196	High Yield Bond Core Fund	5,583,051
3,568,300	Mortgage Core Fund	29,188,692
1,171,424	Project and Trade Finance Core Fund	10,367,098
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $57,931,301)	57,846,382
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $228,561,609)[4]	224,870,113
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(135,656)
	TOTAL NET ASSETS—100%	$224,734,457
At December 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	270	$55,514,532	March 2025	$(20,374)
United States Treasury Notes 5-Year Long Futures	125	$13,288,086	March 2025	$(79,980)
United States Treasury Notes 10-Year Ultra Long Futures	13	$1,447,062	March 2025	$(5,514)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(105,868)
At December 31, 2024, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Barclays	AUD CALL/USD PUT	(1,500,000)	$1,500,000	February 2025	$0.67	$(251)
BOFA	USD CALL/NOK PUT	(3,000,000)	$3,000,000	January 2025	$11.30	$(41,064)
Citigroup	United States Treasury	(100)	$11,384,000	January 2025	$117.00	$(32,812)
Morgan Stanley	USD CALL/ZAR PUT	(1,000,000)	$1,000,000	January 2025	$18.30	$(31,204)
UBS	USD CALL/BRL PUT	(2,500,000)	$2,500,000	March 2025	$6.25	$(74,865)
UBS	USD CALL/MXN PUT	(1,500,000)	$1,500,000	January 2025	$21.00	$(8,097)
Put Options:
Barclays	AUD PUT/USD CALL	(1,500,000)	$1,500,000	February 2025	$0.63	$(31,353)
Citigroup	United States Treasury	(100)	$11,384,000	January 2025	$111.00	$(37,500)
Morgan Stanley	USD PUT/MXN CALL	(1,500,000)	$1,500,000	January 2025	$19.00	$(2)
Morgan Stanley	NZD PUT/USD CALL	(1,500,000)	$1,500,000	February 2025	$0.57	$(36,859)
(Premium Received $267,976)						$(294,007)
Net Unrealized Depreciation on Futures Contracts and the value of Written Options Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
Affiliates	Value as of 6/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2024	Shares Held as of 12/31/2024	Dividend Income
Bank Loan Core Fund	$421,089	$950,000	$—	$(5,541)	$—	$1,365,548	157,140	$25,744
Emerging Markets Core Fund	$3,449,402	$5,925,000	$(2,800,000)	$121,390	$(41,823)	$6,653,969	766,586	$335,593
Federated Hermes Government Obligations Fund, Premier Shares	$461,628	$36,046,052	$(31,819,656)	$—	$—	$4,688,024	4,688,024	$33,994
High Yield Bond Core Fund	$2,152,622	$4,850,000	$(1,400,000)	$7,880	$(27,451)	$5,583,051	995,196	$167,089
Mortgage Core Fund	$9,827,202	$30,600,000	$(11,000,000)	$(189,136)	$(49,374)	$29,188,692	3,568,300	$374,290
Project and Trade Finance Core Fund	$3,253,377	$7,125,000	$—	$(11,279)	$—	$10,367,098	1,171,424	$326,204
TOTAL OF AFFILIATED TRANSACTIONS	$19,565,320	$85,496,052	$(47,019,656)	$(76,686)	$(118,648)	$57,846,382	11,346,670	$1,262,914

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$55,782,395	$—	$55,782,395
U.S. Treasuries	—	54,715,135	—	54,715,135
Mortgage-Backed Securities	—	20,782,116	—	20,782,116
Asset-Backed Securities	—	7,682,218	—	7,682,218
Collateralized Mortgage Obligations	—	3,038,656	—	3,038,656
Commercial Mortgage-Backed Securities	—	2,313,291	—	2,313,291
Foreign Governments/Agencies	—	551,984	—	551,984
Purchased Call Options	—	9	—	9
Purchased Put Options	—	13,474	—	13,474
Exchange-Traded Funds	22,144,453	—	—	22,144,453
Investment Companies	47,479,284	—	—	47,479,284
Other Investments[1]	—	—	—	10,367,098
TOTAL SECURITIES	$69,623,737	$144,879,278	$—	$224,870,113
Other Financial Instruments:
Liabilities
Futures Contracts	$(105,868)	$—	$—	$(105,868)
Written Options Contracts	(70,312)	(223,695)	—	(294,007)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(176,180)	$(223,695)	$—	$(399,875)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $10,367,098 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2024	Period Ended 6/30/2024[1]
Net Asset Value, Beginning of Period	$24.64	$25.00
Income From Investment Operations:
Net investment income (loss)[2]	0.59	0.55
Net realized and unrealized gain (loss)	(0.09)	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	0.50	0.17
Less Distributions:
Distributions from net investment income	(0.55)	(0.53)
Net Asset Value, End of Period	$24.59	$24.64
Total Return[3]	2.02%	0.71%
Ratios to Average Net Assets:
Net expenses[4]	0.37%[5]	0.37%[5]
Net investment income	4.64%[5]	4.56%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.14%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$224,734	$95,118
Portfolio turnover[7]	52%	63%

1	Reflects operations for the period from January 3, 2024 (commencement of operations) to June 30, 2024.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $57,846,382 of investments in affiliated holdings* (identified cost $228,561,609, including $57,931,301 of identified cost in affiliated holdings)	224,870,113
Income receivable	1,348,378
Income receivable from affiliated holdings	390,647
Receivable for investments sold	941
Total Assets	226,610,079
Liabilities:
Written options outstanding, at value (premium received $267,976)	294,007
Bank overdraft denominated in foreign currencies (identified cost $23,059)	22,242
Payable for variation margin on futures contracts	19,220
Income distribution payable	1,454,174
Payable for investment adviser fee (Note 5)	85,979
Total Liabilities	1,875,622
Net assets for 9,140,004 shares outstanding	$224,734,457
Net Assets Consist of:
Paid-in capital	$232,259,972
Total distributable earnings (loss)	(7,525,515)
Total Net Assets	$224,734,457
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$224,734,457 ÷ 9,140,004 shares outstanding, no par value, unlimited shares authorized	$24.59

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended December 31, 2024 (unaudited)

Investment Income:
Interest	$3,112,893
Dividends (including $1,262,914 received from affiliated holdings*)	1,856,601
TOTAL INCOME	4,969,494
Expenses:
Investment adviser fee (Note 5)	467,134
Waiver/reimbursement of investment adviser fee (Note 5)	(94,520)
Net expenses	372,614
Net investment income	4,596,880
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including net realized loss of $(118,648) on sales of investments in affiliated holdings*)	(2,271,927)
Net realized loss on in-kind redemptions	(522,064)
Net realized loss on foreign currency transactions	(110,543)
Net realized loss on foreign exchange contracts	(76,118)
Net realized gain on futures contracts	31,845
Net realized loss on written options	(319,215)
Net realized loss on swap contracts	(6,928)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(76,686) on investments in affiliated holdings*)	(3,495,551)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	732
Net change in unrealized appreciation of futures contracts	(176,253)
Net change in unrealized depreciation of written options	27,009
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	(6,919,013)
Change in net assets resulting from operations	$(2,322,133)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2024	Period Ended 6/30/2024[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,596,880	$1,306,234
Net realized gain (loss)	(3,274,950)	(429,936)
Net change in unrealized appreciation/depreciation	(3,644,063)	(178,600)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,322,133)	697,698
Distributions to Shareholders	(4,594,458)	(1,306,622)
Share Transactions:
Proceeds from sale of shares	182,438,646	95,727,348
Cost of shares redeemed	(45,906,022)	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	136,532,624	95,727,348
Change in net assets	129,616,033	95,118,424
Net Assets:
Beginning of period	95,118,424	—
End of period	$224,734,457	$95,118,424

1	Reflects operations for the period from January 3, 2024 (commencement of operations) to June 30, 2024.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
December 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 24, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond ETF (the “Fund”). The Fund’s investment objective is to provide total return.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of mutual funds or nonexchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions),
Semi-Annual Financial Statements and Additional Information

transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.
Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $94,520 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax year 2024 remains subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
Semi-Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $30,978,477 and $307,286, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At December 31, 2024, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $11,683 and $4,624, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against
Semi-Annual Financial Statements and Additional Information

amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $10,947 and $123,768, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $174,714 and $148,836, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$105,868*
Interest rate contracts		—	Written options outstanding, at value	70,312
Foreign exchange contracts		—	Written options outstanding, at value	223,695
Foreign exchange contracts	Purchased options, within Investment in securities, at value	13,483		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$13,483		$399,875

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	OTC Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$28,546	$—	$(381,722)	$(196,832)	$(550,008)
Equity contracts	—	3,299	—	(150,000)	(59,000)	(205,701)
Foreign exchange contracts	—	—	(76,118)	20,356	(63,383)	(119,145)
Credit contracts	(6,928)	—	—	—	—	(6,928)
TOTAL	$(6,928)	$31,845	$(76,118)	$(511,366)	$(319,215)	$(881,782)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.
Semi-Annual Financial Statements and Additional Information

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(175,684)	$—	$41,704	$(133,980)
Equity contracts	(569)	—	(30,266)	(30,835)
Foreign exchange contracts	—	(37,445)	15,571	(21,874)
TOTAL	$(176,253)	$(37,445)	$27,009	$(186,689)

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.

Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Purchased Options Contracts	$13,483	$(13,483)	$—	$—

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Written Options Contracts	$294,007	$(13,483)	$—	$280,524
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Six Months Ended 12/31/2024	Period Ended 6/30/2024[1]
Shares sold	7,140,000	3,860,004
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(1,860,000)	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	5,280,000	3,860,004

1	Reflects operations for the period from January 3, 2024 (commencement of operations) to June 30, 2024.
4. FEDERAL TAX INFORMATION
At December 31, 2024, the cost of investments for federal tax purposes was $228,561,609. The net unrealized depreciation of investments for federal tax purposes was $3,823,395. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $405,127 and unrealized depreciation from investments for those securities having an excess of cost over value of $4,228,522. The amounts presented are inclusive of derivative contracts.
As of June 30, 2024, the Fund had a capital loss carryforward of $427,901 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$415,496	$12,405	$427,901
Semi-Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.47% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended December 31, 2024, the Adviser voluntarily waived $94,050 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended December 31, 2024, the Adviser reimbursed $470.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended December 31, 2024, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.37% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) September 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2024, were as follows:
Purchases	$65,132,587
Sales	$58,311,054
Purchases and sales include $130,540,809 and $32,236,228, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the six months ended December 31, 2024, the Fund did not utilize the LOC.
Semi-Annual Financial Statements and Additional Information

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the six months ended December 31, 2024, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on November 1, 2024, shareholders of the Federated Hermes ETF Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	11,485,288.558	40,816.564	0	N/A
Thomas R. Donahue	11,485,288.558	40,816.564	0	N/A
John G. Carson	11,485,288.558	40,816.564	0	N/A
G. Thomas Hough	11,484,904.444	41,200.678	0	N/A
Karen L. Larrimer	11,517,570.948	8,534.174	0	N/A
Max F. Miller	11,485,173.558	40,931.564	0	N/A
Frank J. Nasta	11,485,288.558	40,816.564	0	N/A
Thomas M. O’Neill	11,485,288.558	40,816.564	0	N/A
Madelyn A. Reilly	11,516,385.948	9,719.174	0	N/A
John S. Walsh	11,485,288.558	40,816.564	0	N/A
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–August 2023
FEDERATED HERMES TOTAL RETURN BOND ETF (THE “FUND”)
At its meetings in August 2023 (the “August Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated Investment Management Company (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its August Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract. The CCO, in preparing the New Fund CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
In addition to the materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May 2023 meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s proposed investment objective and strategies; the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s projected profitability with respect to managing the Fund; anticipated distribution and sales activity for the Fund; and the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
Semi-Annual Financial Statements and Additional Information

performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the August Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the August Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also evaluated the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that, although the Adviser had only been advising exchange-traded funds (“ETFs”) since 2021, the Adviser had extensive experience advising actively managed mutual funds, including a mutual fund with substantially similar strategies to those proposed for the Fund.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
Semi-Annual Financial Statements and Additional Information

The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history. The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of Federated Hermes Total Return Bond Fund, which is also advised by the Adviser and uses investment strategies substantially similar to those proposed for the Fund (the “Total Return Bond Mutual Fund”). The Board also considered information comparing the Total Return Bond Mutual Fund’s performance to the Fund’s proposed benchmark and the Fund’s Peer Group. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the August Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to (i) traditional mutual funds with an institutional share class within the category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”) and (ii) actively managed ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate of the Fund was above the median of the Peer Group, but the Board noted the proposed applicable waivers and reimbursements, and that the overall expense structure of the Fund was competitive in the context of other factors considered by the Board.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. The Board noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete. The Board also noted that most of the funds in the Fund’s Peer Group do not charge a unitary fee from which operational expenses are paid.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund
Semi-Annual Financial Statements and Additional Information

incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board received and considered information about the fees and expenses of the Total Return Bond Mutual Fund. The Board also reviewed information about differences between the Total Return Bond Mutual Fund and the Fund. The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those proposed for the Fund, including non-registered fund clients (such as institutional separate accounts) and a third-party unaffiliated registered fund for which the Adviser or an affiliate serves as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing a Federated Hermes Fund, such as the Fund, than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Fund’s proposed management fee.
Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund. The Board also considered the CCO’s view that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance;
Semi-Annual Financial Statements and Additional Information

business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future.
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Total Return Bond ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L404
Q456265 (2/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Total Return Bond ETF: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Total Return Bond ETF: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Total Return Bond ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Total Return Bond ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes ETF Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  February 24, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 24, 2025